Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, at beginning of the period	$ 25,716	$ 14,080
Additions	7,347	18,034
Amortization and write-off	(10,255)	(6,704)
Transfers and other movements	105	306
Balance, at end of the period	22,913	$ 25,716
Less: Current portion of financing costs	(5,497)
Financing costs, non-current portion	$ 17,416